UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  White Mountain Investment, Inc.
Address:  114 North Main Street
Suite 301
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Patrice Allaire
Title:	Portfolio Manager
Phone:	603-224-2330
Signature, Place, and Date of Signing:

					Concord, NH    January 24, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: 160,144



List of Other Included Managers: None.

No.  13F File Number	Name

WHITE MOUNTAIN INVESTMENT
FORM 13F
31-Dec-01


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
H & Q Life Sciences            MFE              404053100      381 17705.0000SH      SOLE                3095.0000        14610.0000
Mass Mutual Corp Investors     MFF              576292106      575 27800.0000SH      SOLE               14500.0000        13300.0000
MuniVest Fund                  MFF              626295109      404 45500.0000SH      SOLE               12000.0000        33500.0000
AES Corp.                      COM              00130H105      252    15400 SH       SOLE                                      15400
AMB Property Corp.             COM              00163T109      850    32700 SH       SOLE                     8500             24200
AOL Time Warner                COM              00184A105     2082    64848 SH       SOLE                    18100             46748
Abbott Laboratories            COM              002824100      358     6420 SH       SOLE                       20              6400
Accenture                      COM              g1150g111     1009    37500 SH       SOLE                    17500             20000
American Home Products         COM              026609107     2650    43185 SH       SOLE                    11285             31900
American International Group   COM              026874107     8007   100838 SH       SOLE                    18529             82309
Archstone Smith Trust          COM              039583109     1097    41704 SH       SOLE                    16694             25010
BP-Amoco                       COM              055622104      262     5643 SH       SOLE                                       5643
Bank of New York Inc.          COM              064057102     2158    52900 SH       SOLE                    25400             27500
BellSouth Corp.                COM              079860102      208     5450 SH       SOLE                                       5450
Boston Properties Inc.         COM              101121101      323     8500 SH       SOLE                     1000              7500
Bristol-Myers Squibb           COM              110122108     1089    21350 SH       SOLE                     2300             19050
Burlington Resources, Inc.     COM              122014103     2034    54186 SH       SOLE                    15000             39186
CVS                            COM              126650100     1718    58050 SH       SOLE                    16100             41950
Cardinal Health                COM              14149Y108     9007   139300 SH       SOLE                    37200            102100
Chubb Corp.                    COM              171232101     2208    32000 SH       SOLE                    11200             20800
Cisco Systems                  COM              17275R102     3821   210972 SH       SOLE                    12000            198972
Citigroup                      COM              172967101     2239    44350 SH       SOLE                    11000             33350
Concord EFS                    COM              206197105     1557    47500 SH       SOLE                    16500             31000
Conoco                         COM              208251504      766    27056 SH       SOLE                     4000             23056
Convergys                      COM              212485106     3164    84400 SH       SOLE                     6000             78400
EBay                           COM              278642103      201     3000 SH       SOLE                                       3000
EOG Resources                  COM              26875P101      399    10200 SH       SOLE                     5000              5200
El Paso Corp.                  COM              28336L109     2233    50050 SH       SOLE                    11100             38950
Enzon Inc.                     COM              293904108     3458    61434 SH       SOLE                                      61434
Exxon Mobil Corporation        COM              30231g102     1591    40474 SH       SOLE                     1600             38874
Fair, Isaac                    COM              303250104     6308   100100 SH       SOLE                    25400             74700
Fannie Mae                     COM              313586109    13482   169583 SH       SOLE                    37300            132283
Fed. Home Loan Mortgage Assn.  COM              313400301     1602    24500 SH       SOLE                    13000             11500
First Data                     COM              319963104     5221    66550 SH       SOLE                    14000             52550
First Health Group             COM              320960107     4692   189640 SH       SOLE                    37800            151840
Fiserv Inc.                    COM              337738108      670    15835 SH       SOLE                                      15835
General Electric               COM              369604103    12837   320272 SH       SOLE                    47725            272547
Genzyme                        COM              372917104      269     4500 SH       SOLE                                       4500
Health Care Property           COM              421915109     1036    28600 SH       SOLE                    13600             15000
Home Depot                     COM              437076102     8245   161626 SH       SOLE                    34563            127063
Independent Bank               COM              453836108      653    30375 SH       SOLE                                      30375
Intel Corp.                    COM              458140100     3245   103178 SH       SOLE                    43600             59578
International Business Machine COM              459200101     7239    59845 SH       SOLE                     9410             50435
J.P. Morgan Chase & Co.        COM              46625h100      657    18085 SH       SOLE                     1480             16605
Johnson & Johnson              COM              478160104     6907   116874 SH       SOLE                    18000             98874
Medtronic                      COM              585055106     3137    61250 SH       SOLE                     6000             55250
Merck                          COM              589331107     6234   106024 SH       SOLE                    23620             82404
Microsoft Corp.                COM              594918104      358     5400 SH       SOLE                      800              4600
Miller Herman Inc.             COM              600544100      972    41100 SH       SOLE                                      41100
Molex 'A'                      COM              608554101     1814    67070 SH       SOLE                    23110             43960
Nestle ADRs (voting)           COM              641069406     1066    20000 SH       SOLE                     4000             16000
New York Times                 COM              650111107     5925   137000 SH       SOLE                    32000            105000
Nokia 'A'                      COM              654902204      287    11700 SH       SOLE                     6500              5200
Paychex, Inc.                  COM              704326107     1111    31874 SH       SOLE                    16874             15000
PepsiCo Inc                    COM              713448108     4562    93700 SH       SOLE                    24500             69200
Pfizer Inc.                    COM              717081103      429    10760 SH       SOLE                                      10760
Pitney Bowes Inc.              COM              724479100     1993    53000 SH       SOLE                    14500             38500
Procter & Gamble               COM              742718109     1224    15474 SH       SOLE                     1600             13874
Royal Dutch Petroleum          COM              780257804     1155    23556 SH       SOLE                     4400             19156
S.B.C. Communications          COM              78387G103      445    11348 SH       SOLE                                      11348
Schering Plough Corp.          COM              806605101      594    16600 SH       SOLE                                      16600
Simon Property Group           COM              828806109      428    14600 SH       SOLE                     8600              6000
Staples                        COM              855030102     1503    80395 SH       SOLE                    18375             62020
State Street Corp              COM              857477103      418     8000 SH       SOLE                     8000
Synopsys                       COM              871607107     2014    34100 SH       SOLE                     7900             26200
Transatlantic Holdings         COM              893521104      819     9000 SH       SOLE                                       9000
Tyco                           COM              902124106     4509    76554 SH       SOLE                    22300             54254
Unilever N.V.  NY shares       COM              904784709     1074    18642 SH       SOLE                     2857             15785
Verizon Communications         COM              92343v104      665    14011 SH       SOLE                     1000             13011
WPP Group PLC                  COM              929309300      324     6012 SH       SOLE                     1503              4509
Waste Management Inc.          COM              94106L109      577    18096 SH       SOLE                                      18096
Wells Fargo                    COM              949746101     2521    58000 SH       SOLE                    10000             48000
Williams                       COM              969457100      717    28104 SH       SOLE                                      28104